PROP acquisition - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Nov. 24, 2021	Dec. 31, 2020
Disclosure Of Business Combinations [LineItems]
Business combination, percentage of inetrest acquired	45.00%	45.00%
Borrowings	$ 391.0 [1]	$ 391.0 [1]		$ 451.8
Limited Recourse Loan [member]
Disclosure Of Business Combinations [LineItems]
Borrowings	$ 16.0	$ 16.0
Peace River Oil Partnership [member]
Disclosure Of Business Combinations [LineItems]
Business combination, percentage of inetrest acquired	100.00%	100.00%	45.00%
Consideration in cash	$ 1.6	$ 1.6	$ 35.2
Borrowings			16.3
Revenue since acquisition		4.5
Net income since acquisition		2.4
Revenue if acquisition at beginning of period		43.2
Net income if acquisition at beginning of period		26.6
Business combination, transaction costs	$ 1.7	$ 3.5
Peace River Oil Partnership [member] | Limited Recourse Loan [member]
Disclosure Of Business Combinations [LineItems]
Borrowings			$ 16.3

[1]	The 2022 figure includes $321.5 million related to the syndicated credit facility and non-revolving term loan that are due for renewal in 2022 and $54.9 million of senior notes and $16.0 million related to the PROP limited recourse amortizing loan that both mature in 2022. Refer to Note 6 for further details. Historically, the Company has successfully renewed its syndicated credit facility.